Debt and Short-Term Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt and Short-Term Borrowings

Note 4—Debt and Short-Term Borrowings

Total debt as of September 30, 2013 and December 31, 2012 was as follows:

(Dollar amounts in thousands)	September 30, 2013	December 31, 2012
Senior Secured Credit Facility (Term A) due on April 17, 2018 paying interest at a variable interest rate (London InterBank Offered Rate (“LIBOR”) plus applicable margin(1))	$295,881	$—
Senior Secured Credit Facility (Term B) due on April 17, 2020 paying interest at a variable interest rate (LIBOR plus applicable margin(2))	393,328	—
Senior Secured Credit Facility due on September 30, 2016 paying interest at a variable interest rate (LIBOR plus applicable margin(3))	—	484,414
Senior Secured Revolving Credit Facility paying interest at a variable interest rate	—	14,000
Senior Notes due on October 1, 2018, paying interest semi-annually at a rate of 11% per annum	—	252,347
Other short-term borrowings	6,132	12,995

Total debt	$695,341	$763,756

(1)	Applicable margin of 2.50% at September 30, 2013.
(2)	Subject to a minimum rate (“LIBOR floor”) of 0.75% plus applicable margin of 2.75% at September 30, 2013.
(3)	Subject to a minimum rate (“LIBOR floor”) of 1.50% plus applicable margin of 4.00% at December 31, 2012.

Senior Secured Credit Facilities

On April 17, 2013, EVERTEC Group entered into a credit agreement (the “2013 Credit Agreement”) governing the senior secured credit facilities, consisting of a $300.0 million term loan A facility (the “Term A Loan”) which matures on April 17, 2018, a $400.0 million term loan B facility (the “Term B Loan”) which matures on April 17, 2020 and a $100.0 million revolving credit facility which matures on April 17, 2018. The net proceeds received by EVERTEC Group from the new senior secured credit facilities, together with other cash available to EVERTEC Group, were used to, among other things, refinance EVERTEC Group’s previous senior secured credit facilities and redeem a portion of EVERTEC’s 11% Senior Notes due 2018 (the “senior notes”), as further described below.

As a result of the debt refinancing, EVERTEC Group’s previous senior secured credit facilities were evaluated under ASC 470-50, Debtor’s Accounting for a Modification or Exchange of Debt Instruments (“ASC 470-50”). Accordingly, a portion of the unamortized discount and debt issue costs amounting to $6.4 million and $5.9 million, respectively, were treated as a modification and will be amortized over the term of the new debt using the interest method. The remaining unamortized discount and debt issue costs of $3.4 million and $3.0 million, respectively, were considered to be related to the portion of the debt that was extinguished and written-off.

Senior Notes

On March 29, 2013, EVERTEC Group provided notice to Wilmington Trust, National Association (the “Trustee”) pursuant to the Indenture, dated as of September 30, 2010 (as supplemented by Supplemental Indenture No. 1, dated as of April 17, 2012, Supplemental Indenture No. 2, dated as of May 7, 2012 and Supplemental Indenture No. 3, dated as of May 7, 2012) between EVERTEC Group and EVERTEC Finance Corp. (together, the “Co-Issuers”), the Guarantors named therein and the Trustee (the “Indenture”), that the Co-Issuers had elected to (i) redeem $91.0 million principal amount of their outstanding senior notes, at a redemption price of 111.0%, plus accrued and unpaid interest, on April 29, 2013 (the “Partial Redemption”) and (ii) redeem all of their outstanding senior notes (after giving effect to the redemption of $91.0 million principal amount of the senior notes described in clause (i)) at a redemption price of 100.0% plus a make-whole premium and accrued and unpaid interest, on April 30, 2013 (the “Full Redemption”). On April 17, 2013, the Co-Issuers and the Trustee entered into a Satisfaction and Discharge Agreement whereby EVERTEC Group caused to be irrevocably deposited with the Trustee, to satisfy and to discharge the Co-Issuers’ obligations under the Indenture (a) a portion of the net cash proceeds received by the Company in the Initial Public Offering to Holdings, which contributed such proceeds to EVERTEC Group, in an amount sufficient to effect the Partial Redemption on April 29, 2013 and (b) proceeds from the 2013 Credit Agreement described above in an amount sufficient to effect the Full Redemption on April 30, 2013. On April 29, 2013, the Partial Redemption was effected and on April 30, 2013, the Full Redemption was effected.

Based on accounting guidance, the senior notes were considered extinguished. Accordingly, the outstanding premium of $1.8 million and unamortized debt issuance costs of $7.0 million were written-off and presented as a loss on extinguishment of debt. In addition, the redemption premium payments totaling $41.9 million were accounted for as a loss on extinguishment of debt.

New Senior Secured Credit Facilities

Term A Loan

As of September 30, 2013, the outstanding principal amount of the Term A Loan was $296.3 million. The Term A Loan requires principal payments on the last business day of each quarter equal to (a) 1.250% of the original principal amount commencing on September 30, 2013 through June 30, 2016; (b) 1.875% of the original principal amount from September 30, 2016 through June 30, 2017; (c) 2.50% of the original principal amount from September 30, 2017 through March 31, 2018; and (d) the remaining outstanding principal amount on the maturity of the Term A Loan on April 17, 2018. Interest is based on EVERTEC Group’s first lien secured net leverage ratio and payable at a rate equal to, at the Company’s option, either (a) LIBOR Rate plus an applicable margin ranging from 2.00% to 2.50%, or (b) Base Rate plus an applicable margin ranging from 1.00% to 1.50%. Term A Loan has no LIBOR Rate or Base Rate minimum or floor.

Term B Loan

As of September 30, 2013, the outstanding principal amount of the Term B Loan was $399.0 million. The Term B Loan requires principal payments on the last business day of each quarter equal to 0.250% of the original principal amount commencing on September 30, 2013 and the remaining outstanding principal amount on the maturity of the Term B Loan on April 17, 2020. Interest is based on EVERTEC Group’s first lien secured net leverage ratio and payable at a rate equal to, at the Company’s option, either (a) LIBOR Rate plus an applicable margin ranging from 2.50% to 2.75%, or (b) Base Rate plus an applicable margin ranging from 1.50% to 1.75%. The LIBOR Rate and Base Rate are subject to floors of 0.75% and 1.75%, respectively.

Revolving Credit Facility

The revolving credit facility has an available balance up to $100.0 million, with an interest rate on loans calculated the same as the applicable Term A Loan rate. The facility matures on April 17, 2018 and has a “commitment fee” payable one business day after the last business day of each quarter calculated based on the daily unused commitment during the preceding quarter. The commitment fee for the unused portion of this facility ranges from 0.125% to 0.375% and is based on EVERTEC Group’s first lien secured net leverage ratio. As of September 30, 2013, the revolving credit facility was undrawn.

All loans may be prepaid without premium or penalty, except for a 1% premium payable if any of the Term B Loans are refinanced or repriced with syndicated secured term loans having a lower effective interest rate on or prior to April 17, 2014.

The new senior secured credit facilities were evaluated under accounting guidance and accordingly, $7.2 million of debt issue costs were capitalized and are being amortized over the term of the new debt using the interest method and $4.9 million of debt issue costs were expensed and are presented in our second quarter 2013 financials as a loss on the extinguishment of debt.

The new senior secured credit facilities contain various restrictive covenants. The Term A Loan and the revolving credit facility (subject to certain exceptions) require us to maintain on a quarterly basis a specified maximum senior secured leverage ratio of up to 6.60 to 1.00 as defined in the 2013 Credit Agreement (total first lien secured debt to adjusted EBITDA). In addition, the 2013 Credit Agreement, among other things: (a) limits our ability and the ability of our subsidiaries to incur additional indebtedness, incur liens, pay dividends or make certain other restricted payments and enter into certain transactions with affiliates; (b) restricts our ability to enter into agreements that would restrict the ability of our subsidiaries to pay dividends or make certain payments to us; and (c) places restrictions on our ability and the ability of our subsidiaries to merge or consolidate with any other person or sell, assign, transfer, convey or otherwise dispose of all or substantially all of our assets. As of September 30, 2013, the Company was in compliance with the applicable restrictive covenants under the 2013 Credit Agreement.

Note 11—Debt and Short-Term Borrowings

Total debt consists of the following:

	December 31,
(Dollar amounts in thousands)	2012	2011
Senior Secured Credit Facility due in September 2016 paying interest at a variable interest rate (London InterBank Offered Rate (“LIBOR”) plus margin(1) )	$484,414	$313,333
Senior Secured Revolving Credit Facility paying interest at a variable interest rate	14,000	—
Senior Notes due on October 1, 2018, paying interest semi-annually at a rate of 11% per annum	252,347	210,500
Other short-term borrowing	12,995	—

Total debt	$763,756	$523,833

(1)	Subject to a minimum rate (“LIBOR floor”) of 1.50% at December 31, 2012 and 2011.

Senior Secured Credit Facilities:

In connection with the Merger, on September 30, 2010, EVERTEC, LLC entered into senior secured credit facilities consisting of a $355.0 million six-year term loan facility and a $50.0 million five-year revolving credit facility (“Credit Agreement”).

EVERTEC, LLC’s term loan facility provides for quarterly amortization payments totaling 1% per annum of the original principal amount of the term loan facility, with the balance payable on the final maturity date. Mandatory prepayment obligations also include, subject to expectations:

•	100% of the net cash proceeds of asset sales, dispositions and casualty or insurance proceeds, subject to certain exceptions and customary reinvestment provisions;

•

50% of the Company’s excess cash flows, which is defined in the Credit Agreement, with such percentage subject to reduction to 25% or 0% based on achievement of specified first lien secured leverage ratios; and

•	100% of the net cash proceeds received from issuances of certain debt incurred after the closing of the Merger.

If the senior secured leverage ratio at year end is equal to or greater than 2.50, a 50% prepayment of the excess cash flow generated must be made. If the senior secured leverage ratio is less than or equal to 2.50 and a greater than 2.00, a 25% prepayment of the excess cash flows is required. If the senior secured leverage ratio is less than or equal to 2.00 no prepayment are necessary.

The terms of EVERTEC, LLC’s senior secured credit facilities allow EVERTEC, LLC to prepay loans and permanently reduce the loan commitments under the senior secured credit facilities at any time, subject to the payment of customary LIBOR breakage costs, if any, provided that, in connection with certain refinancing on or prior to the first anniversary of the closing date of the senior secured credit facilities, certain premium is paid.

On March 3, 2011, EVERTEC, LLC entered into a credit agreement amendment concerning its existing senior secured credit facility. The amendment did not modify the term or the size of the facility. Under the amended senior secured credit facility:

(i)	The interest rate margins have been reduced from 5.25% to 4.00% per annum on term loans bearing interest at LIBOR, from 4.25% to 3.00% per annum on term loans bearing interest at an alternate base rate (“ABR”), from 5.25% to 3.75% per annum on revolving loans bearing interest at LIBOR, and from 4.25% to 2.75% per annum on revolving loans bearing interest at an ABR;

(ii)	The LIBOR floor has been decreased from 1.75% to 1.50% per annum and the ABR floor has been reduced from 2.75% to 2.50% per annum; and

(iii)	The incremental facility under the existing credit agreement has been increased from $115.0 million to the greater of $125.0 million and the maximum principal amount of debt that would not cause EVERTEC’s senior secured leverage ratio to exceed 3.25 to 1.00.

The amendment also modified certain restrictive covenants in the existing senior credit agreement to provide the Company generally with additional flexibility. Among other things, the amendment modified certain financial performance covenants. In connection with the amendment, the Company was required to pay a call premium of $3.5 million.

The Company evaluated this amendment of the senior credit facility under ASC 470-50, Debtor’s Accounting for a Modification or Exchange of Debt Instruments, and determined that most of these syndicated borrowings were modified. Accordingly, $3.4 million of prepayment penalties for the modified debts was capitalized and accounted for as an adjustment to interest expense over the remaining term of the debt using the interest method, and $0.2 million of prepayment penalties for the extinguished debts that was recorded in the other expenses caption in the consolidated statements of income and comprehensive income. In addition, the Company wrote off $0.6 million of debt issuance costs and $0.5 million of a debt discount for the extinguished debts. The Company also expensed $2.1 million of third party fees incurred in connection with the amendment, which was recorded in the other expenses caption in the consolidated statements of income and comprehensive income.

On April 7, 2011, EVERTEC, LLC repaid $1.7 million of its senior secured term loan using the cash received from Popular in connection with the acquisition of CONTADO as required under the terms of its senior secured credit facility. In addition, on May 4, 2011, EVERTEC, LLC made a voluntary prepayment of $24.7 million on its senior secured term loan, with no prepayment penalty. As a result of this voluntary prepayment, EVERTEC, LLC has no scheduled quarterly amortization payment obligation until the final lump-sum payment at the maturity date. However, from time to time the Company may make voluntary payments at its discretion.

On May 9, 2012, EVERTEC, LLC entered into an amendment to the agreement governing its senior secured credit facilities to allow, among other things, a restricted dividend payment in an amount not to exceed $270.0 million and certain adjustments to the financial covenant therein. In addition, EVERTEC, LLC borrowed an additional $170.0 million under a secured incremental term loan with the same terms as the original.

On August 14, 2012, EVERTEC, LLC achieved a senior secured leverage ratio over 2.25 to 1.00 and as a result the applicable margins on the senior secured credit facility debt increased from 3.75% to 4.00% under the LIBOR option and from 2.75% to 3.00% under the ABR option.

On August 14, 2012, EVERTEC, LLC achieved a senior secured leverage ratio above 2.50 to 1.00 and as a result the applicable commitment fee for the revolving facility was increased from 0.375% to 0.75% as well as the applicable margins from 3.00% to 3.75% under the LIBOR option and from 2.00% to 2.75% under the ABR option.

As of December 31, 2012, the applicable interest rate for the senior secured term loan under the LIBOR option is 5.50%. This is composed of the applicable LIBOR margin of 4.00% plus the LIBOR floor of 1.50%.

The senior secured leverage ratio was 2.93 at December 31, 2012. As a result of this ratio being higher than 2.50, the Company is required to make a mandatory repayment within the next three months of approximately $6.1 million.

At December 31, 2012, the aggregate principal amount of the senior secured facility amounted to $495.0 million.

At December 31, 2012, the outstanding balance and weighted average interest rate of the revolving credit facility amounted to $14.0 million and 6%, respectively. This amount was recognized as short-term borrowing in the consolidated balance sheets.

Senior Notes:

In connection with the Merger, on September 30, 2010, EVERTEC, LLC issued $220.0 million in principal amount of the senior notes in a private placement, which are unsecured. Debt issuance costs to the senior notes are amortized to interest expense over the term of the notes using the effective interest method.

In connection with the initial issuance of senior notes (the “old notes”), EVERTEC, LLC entered into a registration rights agreement with the initial purchasers which provided that an exchange offer of the old notes for new registered notes be consummated no later than 366 calendar days after the original issue date of the old notes. The exchange offer registration statement was declared effective on August 2, 2011 and the exchange offer was consummated on September 14, 2011. The terms of the new registered notes (the “Notes”) are identical in all material respects to the terms of the old notes, except for the elimination of the transfer restrictions and related rights. All outstanding original senior notes were validly tendered and exchanged for substantially similar notes which have been registered under the Securities Act of 1933.

As part of the Company liquidity management plan, on November 18, 2011 EVERTEC, LLC purchased in the open market $9.5 million aggregate principal amount of its Notes. The premium paid of $0.2 million and the deferred financing costs of $0.3 million were accounted for as interest expense. On the settlement date, the Notes were cancelled. As a result of this purchase, the Notes outstanding balance as of December 31, 2011 amounted to $210.5 million.

On May 4, 2012, EVERTEC, LLC and EVERTEC Finance obtained the requisite consents from holders of at least a majority of the aggregate principal amount of all outstanding Notes as of the record date April 27, 2012, pursuant to their previously announced consent solicitation to provide for additional dividend capacity. As a result, on May 7, 2012, EVERTEC, LLC, EVERTEC Finance, certain subsidiaries of EVERTEC, LLC and the Trustee executed Supplemental Indenture No. 3 to the indenture to provide EVERTEC, LLC with additional dividend capacity of up to $270.0 million.

On May 7, 2012, EVERTEC, LLC and EVERTEC Finance, as co-issuers, issued $40.0 million aggregate principal amount of 11% senior notes due 2018 (the “New Notes”) under the indenture pursuant to which $220.0 million aggregate principal amount of 11% senior notes due 2018 were originally issued on September 30, 2010 and $210.5 million principal amount were outstanding as of December 31, 2011 (the “Existing Notes”). The New Notes were issued pursuant to Supplemental Indenture No. 2 to the indenture and were treated as a single class under the indenture with the Existing Notes.

On May 9, 2012, the Company used the net proceeds from the incremental term loan described above and the New Notes, together with cash on hand, to pay a cash distribution of $269.8 million to its stockholders.

The Company incurred $11.4 million in fees in connection with the issuance of the New Notes and the incremental term loan, of which $2.2 million was capitalized and will be amortized over the remaining term of the debt.

In connection with the issuance of the New Notes, the Company entered into a registration rights agreement with the initial purchasers which provided that an exchange offer of the New Notes for new registered notes be consummated no later than 366 calendar days after the original issue date of the New Notes. The exchange offer registration statement was declared effective on July 27, 2012 and the exchange offer was consummated on September 10, 2012.

EVERTEC, LLC may redeem some or all of the exchanged notes, in whole or in part, at any time on or after October 1, 2014 on the following redemption dates and at the following redemption prices: 2014 at 105.50%; 2015 at 102.75%; 2016 and thereafter at 100.00%. Also, EVERTEC, LLC may redeem some or all of the notes prior to October 1, 2014 at 100% of their principal amount, together with any accrued and unpaid interest, if any, to the redemption date, plus a “make whole” premium. EVERTEC, LLC may redeem up to 35% of the notes before October 1, 2013 with the net cash proceeds from certain equity offerings. In addition, EVERTEC, LLC may require to make an offer to purchase the exchanged notes upon the sale of certain assets and upon a change of control.

The senior notes are guaranteed by EVERTEC, LLC’s 100% owned subsidiaries.

The senior secured credit facilities and the senior notes contain various restrictive covenants. The secured credit facilities require EVERTEC, LLC to maintain on a quarterly basis a specified maximum senior secured leverage ratio. The senior secured leverage ratio as defined in EVERTEC, LLC’s credit facility (total first lien senior secured debt minus available cash, up to a maximum of $50.0 million, as defined, to adjusted EBITDA) must be less than 3.85 to 1.0 at December 31, 2012. The applicable ratio will be adjusted as required by the credit agreement in subsequent periods. In addition, EVERTEC, LLC’s senior secured credit facility, among other things, restrict EVERTEC, LLC ability to incur indebtedness or liens, make investments, declare or pay any dividends to its parent and from prepaying indebtedness that is junior to such debt. The indenture governing the notes, among other things: (a) limit our ability and the ability of EVERTEC, LLC’s subsidiaries to incur additional indebtedness, issue certain preferred shares, incur liens, pay dividends or make certain other restricted payments and enter into certain transactions with affiliates; (b) limits EVERTEC, LLC ability to enter into agreements that would restrict the ability of its subsidiaries to pay dividends or make certain payments to us; and (c) places restrictions on EVERTEC, LLC’s ability and the ability of its subsidiaries to merge or consolidate with any other person or sell, assign, transfer, convey or otherwise dispose of all or substantially all of its assets. As of December 31, 2012, EVERTEC, LLC was in compliance with the applicable restrictive covenants under its debt agreements.

Other short-term borrowing:

In December 2012, EVERTEC, LLC entered into a financing agreement in the ordinary course of business, to purchase certain software and related services in the amount of $13.0 million to be repaid in three payments over a term of 10 months.